Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Income Taxes
Income taxes recognized in the statement of profit or loss can be detailed as follows:

For the six-month period ended 30 June
Million US dollar	2026	2025

Current tax expense	(1 743)	(1 576)
Deferred tax (expense)/income	38	172
Total income tax expense in the statement of profit or loss	(1 704)	(1 404)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2026	2025 1

Profit/(loss) before tax	8 765	5 972
Deduct share of results of associates	148	135
Deduct exceptional share of results of associates	-	9
Profit before tax and before share of results of associates	8 617	5 828

Adjustments to the tax basis
Government incentives	(57)	(60)
Non-deductible/(non-taxable) mark-to-market on derivatives	(2 033)	(339)
Other expenses not deductible for tax purposes	705	534
Other non-taxable income	(148)	(348)

Adjusted tax basis	7 084	5 616

Aggregate weighted nominal tax rate	26.4%	26.2%

Tax at aggregated nominal tax rate	(1 871)	(1 471)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(2)	(56)
(Underprovided)/overprovided in prior years	16	20
Deductions from interest on equity	148	102
Deductions from goodwill and other tax deductions	331	260
Withholding taxes	(283)	(253)
Other tax adjustments	(43)	(7)

Total tax expense	(1 704)	(1 404)

Effective tax rate	19.8%	24.1%